Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Hydro One is owned by Hydro One Limited. The Province is a shareholder of Hydro One Limited with approximately 47.2% ownership at December 31, 2021. The IESO, Ontario Power Generation Inc. (OPG), Ontario Electricity Financial Corporation (OEFC), the OEB, Acronym Solutions Inc., formerly Hydro One Telecom Inc. (Acronym Solutions) and Hydro One Broadband Solutions Inc, (HOBSI) are related parties to Hydro One because they are controlled or significantly influenced by the Ministry of Energy or by Hydro One Limited. The following is a summary of the Company’s related party transactions during the years ended December 31, 2021 and 2020:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2021	2020
IESO	Power purchased	2,238	2,506
	Revenues for transmission services	1,832	1,717
	Amounts related to electricity rebates	1,065	1,588
	Distribution revenues related to rural rate protection	245	242
	Distribution revenues related to supply of electricity to remote northern communities	35	35
	Funding received related to CDM programs	1	26
OPG	Power purchased	13	6
	Revenues related to provision of services and supply of electricity	7	7
	Capital contribution received from OPG	3	3
	Costs related to the purchase of services	2	3
OEFC	Power purchased from power contracts administered by the OEFC	1	1
OEB	OEB fees	8	9
Hydro One Limited	Return of stated capital	—	607
	Dividends paid	620	1
	Stock-based compensation costs	6	10
	Cost recovery for services provided	7	9
Acronym Solutions	Services received – costs expensed	24	21
	Revenues for services provided	2	3
Hydro One Broadband Solutions Inc.	Capital contribution accrued from HOBSI	3	—

Sales to and purchases from related parties are based on the requirements of the OEB’s Affiliate Relationships Code. Outstanding balances at period end are interest-free and settled in cash. Invoices are issued monthly, and amounts are due and paid on a monthly basis.